Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 101.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$57,206
5.75%, 7/1/32	4,500	6,375,420

		$6,432,626

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 11.2%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,424,913
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	2,297,760
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	906,161
5.00%, 5/1/31	1,145	1,337,417
5.00%, 11/1/37	1,000	1,041,920
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,752,901
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,279,600
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	345,663
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	490,581
4.00%, 10/1/46	625	711,931
Northampton County General Purpose Authority, PA, (Lehigh University), 4.00%, 11/15/35	500	562,680
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,478,800
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,879,414
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,039,640

		$20,549,381

Escrowed/Prerefunded — 1.8%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$1,153,170
Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	1,100	1,172,072
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	322,875
Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	574,210

		$3,222,327

General Obligations — 6.5%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$1,225,480
Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,101,350
Cumberland Valley School District, PA, 4.00%, 11/15/38	750	863,985

Security	Principal Amount (000’s omitted)	Value
Lewisburg Area School District, PA:
4.00%, 2/15/31(2)	$150	$175,712
4.00%, 2/15/32(2)	160	186,851
4.00%, 2/15/33(2)	175	204,197
Lower Paxton Township, PA:
4.00%, 4/1/43	300	346,665
4.00%, 4/1/45	310	357,269
Manheim Central School District, PA, 4.00%, 5/1/40	1,000	1,149,350
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,668,825
Pennsylvania, 4.00%, 5/1/34	1,000	1,191,450
Pequea Valley School District, PA, 4.00%, 5/15/46	825	959,706
Phoenixville Area School District, PA:
4.00%, 11/15/29	370	434,972
4.00%, 11/15/30	500	584,770
Pittsburgh, PA, 4.00%, 9/1/35	550	642,901
Seneca Valley School District, PA, 5.00%, 4/1/31	750	929,077

		$12,022,560

Hospital — 23.5%
Allegheny County Hospital Development Authority, PA, (UPMC Health System):
4.00%, 7/15/38	$500	$579,985
4.00%, 7/15/39	2,000	2,315,060
5.00%, 7/15/33	1,000	1,257,370
Berks County Industrial Development Authority, PA, (Tower Health):
4.00%, 11/1/38	210	219,813
4.00%, 11/1/47	1,100	1,136,267
5.00%, 11/1/26	250	282,613
5.00%, 11/1/34	150	167,814
Berks County Municipal Authority, PA, (Tower Health):
5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,084,740
5.00% to 2/1/27 (Put Date), 2/1/40	500	562,750
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	475	560,600
5.00%, 7/1/35	500	623,495
Bucks County Industrial Development Authority, PA, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,709,970
Central Bradford Progress Authority, PA, (Guthrie Clinic), 3.00%, 12/1/44(2)	1,000	1,011,930
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	588,234
Chester County Health and Education Facilities Authority, PA, (Main Line Health System):
5.00%, 10/1/31	1,350	1,643,152
5.00%, 10/1/35	2,000	2,418,700
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/51(2)	500	562,770
5.00%, 7/15/30(2)	755	952,916
5.00%, 7/15/31(2)	790	1,011,998
5.00%, 7/15/37(2)	500	629,135
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	1,615	1,857,185
4.00%, 4/1/50	1,500	1,690,200
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,411,900

Security	Principal Amount (000’s omitted)	Value
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46(2)	$2,000	$2,436,320
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	770,393
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network):
4.00%, 7/1/33	2,700	2,758,239
4.00%, 7/1/35	1,000	1,111,480
4.00%, 7/1/49	1,500	1,690,485
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/34	1,000	1,158,700
5.00%, 9/1/33	1,000	1,246,870
5.00%, 9/1/37	1,000	1,220,600
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	168,789
4.00%, 8/15/49	1,000	1,145,020
5.00%, 8/15/27(2)	700	831,866
5.00%, 8/15/37	2,600	3,152,266
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,253,630

		$43,223,255

Housing — 1.2%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$829,590
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	1,405	1,409,356

		$2,238,946

Industrial Development Revenue — 0.8%
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,500,000

		$1,500,000

Insured – Electric Utilities — 1.3%
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	$1,000	$1,153,960
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,130	1,231,090

		$2,385,050

Insured – Escrowed/Prerefunded — 4.6%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,556,565
Erie School District, PA, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,619,200
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	65,173
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,257,383

		$8,498,321

Insured – General Obligations — 14.2%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/31	$500	$586,605
(BAM), 5.00%, 6/1/32	1,000	1,171,250
(BAM), 5.00%, 6/1/33	1,000	1,169,300
Armstrong School District, PA, (BAM), 4.00%, 3/15/38	500	582,755
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,736,775

Security	Principal Amount (000’s omitted)	Value
Cambria County, PA:
(AGM), 4.00%, 8/1/35	$700	$790,797
(BAM), 5.00%, 8/1/30	1,050	1,175,485
Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	347,838
Elizabeth Forward School District, PA:
(NPFG), 0.00%, 9/1/22	2,170	2,151,295
(NPFG), 0.00%, 9/1/23	2,170	2,123,280
Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,161,990
Hopewell School District, PA:
(AGM), 0.00%, 9/1/22	1,000	994,580
(AGM), 0.00%, 9/1/26	1,000	936,870
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,241,978
Lancaster School District, PA:
(AGM), 4.00%, 6/1/35	900	1,054,341
(AGM), 4.00%, 6/1/36	60	70,110
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,166,120
McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	1,037,531
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,159,020
(AGM), 5.00%, 4/1/33	1,960	2,268,406
Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,263,020
Upper Darby School District, PA:
(AGM), 4.00%, 4/1/40	500	577,645
(BAM), 4.00%, 4/1/42	325	379,178
(BAM), 4.00%, 4/1/43	250	291,135
(BAM), 4.00%, 4/1/46	600	694,848

		$26,132,152

Insured – Hospital — 1.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,291,360

		$2,291,360

Insured – Lease Revenue/Certificates of Participation — 6.5%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28(3)	$6,250	$7,872,187
(AGM), 5.50%, 6/1/28	3,250	4,093,538

		$11,965,725

Insured – Transportation — 2.0%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,606,640
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	1,000	1,141,520

		$3,748,160

Insured – Water and Sewer — 3.0%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$1,094,930
Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	2,019,757
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,370,300

		$5,484,987

Lease Revenue/Certificates of Participation — 2.0%
Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$739,268

Security	Principal Amount (000’s omitted)	Value
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,911,036

		$3,650,304

Other Revenue — 0.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,161,420

		$1,161,420

Senior Living/Life Care — 4.9%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$611,965
5.00%, 1/1/39	2,000	2,404,460
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	908,187
5.00%, 12/1/33	455	501,779
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,428,602
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	228,452
5.00%, 11/15/45	1,000	1,198,280
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,078,860
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	593,864

		$8,954,449

Special Tax Revenue — 0.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$122,359
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	16	15,314
0.00%, 7/1/27	34	30,770
0.00%, 7/1/29	34	29,140
0.00%, 7/1/31	43	34,205
0.00%, 7/1/33	49	36,310
0.00%, 7/1/46	463	150,933
0.00%, 7/1/51	377	89,262
4.329%, 7/1/40	183	201,295
4.50%, 7/1/34	36	39,352
4.536%, 7/1/53	5	5,514
4.784%, 7/1/58	73	81,458

		$835,912

Student Loan — 0.7%
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/28	$1,075	$1,303,706

		$1,303,706

Transportation — 9.0%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/32	$1,500	$1,814,385
5.00%, 7/1/42	1,500	1,787,055
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	3,053,364
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,036,558

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission:
4.00%, 12/1/45	$250	$286,265
5.00%, 12/1/29	1,000	1,285,640
5.00%, 12/1/37	1,500	1,864,560
5.00%, 12/1/45	1,000	1,259,640
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/33	1,250	1,499,125
(AMT), 5.00%, 7/1/37	1,000	1,190,550
(AMT), 5.00%, 7/1/51	400	490,688

		$16,567,830

Water and Sewer — 2.1%
Chester Water Authority, PA, 5.00%, 12/1/35	$795	$901,236
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	805,230
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	2,141,100

		$3,847,566

Total Tax-Exempt Municipal Obligations — 101.4% (identified cost $174,272,506)		$186,346,896

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$491	$122,650

		$122,650

Insured – General Obligations — 0.8%
Valley View School District, PA:
(BAM), 2.40%, 5/15/27	$370	$380,649
(BAM), 2.65%, 5/15/29	800	822,704
(BAM), 2.875%, 5/15/31	250	258,250

		$1,461,603

Special Tax Revenue — 0.4%
Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$800,096

		$800,096

Total Taxable Municipal Obligations — 1.3% (identified cost $2,710,609)		$2,384,349

Total Investments — 102.7% (identified cost $176,983,115)		$188,731,245

Other Assets, Less Liabilities — (2.7)%		$(4,980,982)

Net Assets — 100.0%		$183,750,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 17.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $1,283,779 or 0.7% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$186,346,896	$—	$186,346,896
Taxable Municipal Obligations	—	2,384,349	—	2,384,349
Total Investments	$—	$188,731,245	$—	$188,731,245

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.